Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings (loss) per share
Schedule of basic and diluted net (loss)/earnings per share

	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013
Numerator:

Numerator for basic loss per share from continuing operations	(572,098)	(1,662,257)	(473,676)
Numerator for diluted loss per share from continuing operations	(572,098)	(1,662,257)	(473,676)

Numerator for basic earnings per share from discontinued operations	7,753	—	—
Numerator for diluted earnings per share from discontinued operations	7,753	—	—

Denominator:
Denominator for basic loss per share - weighted average ordinary shares outstanding	167,101,076	194,788,429	201,317,884
Dilutive effect of share options and RSUs*	—	—	—
Dilutive effect of convertible notes and warrants*	—	—	—
Denominator for diluted loss per share	167,101,076	194,788,429	201,317,884

Basic loss per share from continuing operations	(3.42)	(8.53)	(2.35)
Diluted loss per share from continuing operations	(3.42)	(8.53)	(2.35)

Basic earnings per share from discontinued operations	0.04	—	—
Diluted earnings per share from discontinued operations	0.04	—	—

* These potentially dilutive share options, RSUs and convertible notes totaling 7,875,966, and 5,628,371 in 2011 and2012, respectively, were not included in the calculation of dilutive earnings per share in 2011 and 2012 because of their anti-dilutive effect. These potentially dilutive share options, RSUs, and warrants totaling 776,111 in 2013 were not included in the calculation of dilutive earnings per share in 2013 because of their anti-dilutive effect.